Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Transactions and Balances with Related Parties

Note 12 - Transactions and Balances with Related Parties

In addition to their salaries or fees, the Group also provides non-cash benefits to directors and executive officers, and contributes to a post-employment defined contribution plan on behalf of employees, see Note 8 for the balances.

Certain executive officers are entitled to termination benefits of up to 6 monthly salaries or fees, See Note 19.

Executive officers also participate in the Group's share option programs. For further information, see Note 11 regarding share-based payments.

Expenses of key management personnel:

The Company recorded expenses to executive officers:

	For the year ended December 31
	2020	2019	2018
	USD thousands
Short - term employee benefits	1,982	1,776	2,165
Post-employment benefits	19	22	16
Share based payments	1,667	719	574

	3,668	2,517	2,755

The Company recorded expenses to directors:

	For the year ended December 31
	2020	2019	2018
	USD thousands
Short - term benefits	306	339	268
Share based payments	742	269	86

	1,048	608	354